Condensed Consolidated Interim Balance Sheets (Current Period Unaudited) - CAD ($)	Jun. 30, 2018	Dec. 31, 2017
Current Assets
Cash and cash equivalents	$ 239,763	$ 327,434
Accounts and grants receivable	1,073,843	970,467
Prepaid and other receivables	84,568	205,482
	1,398,174	1,503,383
Non-Current Assets
Property and equipment	27,516	30,689
Balance
TOTAL ASSETS	1,425,690	1,534,072
Current Liabilities
Accounts payable	548,450	488,636
Accrued liabilities	90,905	155,156
Lease inducement	30,759	36,526
Loans payable	195,000	300,000
TOTAL LIABILITIES	865,114	980,318
Equity
Share capital	21,914,722	21,914,722
Share-based payment reserve	3,865,749	3,792,678
Accumulated other comprehensive income	(302,811)	(303,447)
Deficit	(24,917,084)	(24,850,199)
TOTAL EQUITY	560,576	553,754
TOTAL EQUITY AND LIABILITIES	$ 1,425,690	$ 1,534,072